Hawaii Municipal Bond Fund

Schedule of Investments

as of March 31, 2024

Face Amount (000)		Value (000)

	MUNICIPAL BONDS — 98.4%

Hawaii — 98.3%
$525	Hawaii County, GO 5.000%, 09/01/40	$595
1,060	4.000%, 09/01/42	1,066
	Hawaii County, Ser A, GO
1,160	5.000%, 09/01/27	1,200
825	5.000%, 09/01/30	852
675	5.000%, 09/01/32	697
940	5.000%, 09/01/33	988
35	5.000%, 09/01/35	37
345	5.000%, 09/01/36	361
1,500	4.000%, 09/01/35	1,520
130	4.000%, 09/01/36	136
1,500	4.000%, 09/01/40	1,514
	Hawaii County, Ser B, GO
125	4.000%, 09/01/26	127
	Hawaii County, Ser C, GO
125	5.000%, 09/01/27	129
	Hawaii County, Ser D, GO
800	4.000%, 09/01/31	822
	Hawaii State, Airports System Authority, Ser A, RB, AMT
385	5.000%, 07/01/31	409
1,000	5.000%, 07/01/36	1,108
2,040	5.000%, 07/01/41	2,052
1,735	5.000%, 07/01/43	1,789
7,335	5.000%, 07/01/45	7,361
2,600	5.000%, 07/01/48	2,662
1,500	5.000%, 07/01/51	1,576
2,800	4.000%, 07/01/39	2,768
	Hawaii State, Airports System Authority, Ser B, RB, AMT
1,000	5.000%, 07/01/24	1,001
	Hawaii State, Airports System Authority, Ser D, RB
100	5.000%, 07/01/28	109
1,025	5.000%, 07/01/29	1,136
450	5.000%, 07/01/33	506
135	5.000%, 07/01/34	152
1,000	4.000%, 07/01/37	1,025

March 31, 2024	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Face Amount (000)		Value (000)

Hawaii — (continued)
$260	4.000%, 07/01/39	$264
	Hawaii State, Department of Budget & Finance, RB
500	5.000%, 07/01/25	509
1,040	5.000%, 07/01/27	1,097
2,700	5.000%, 07/01/28	2,896
2,460	5.000%, 07/01/29	2,681
500	5.000%, 07/01/31	558
1,650	5.000%, 07/01/34	1,908
5,000	5.000%, 07/01/35	5,091
275	4.000%, 01/01/25	274
140	4.000%, 01/01/26	139
665	4.000%, 01/01/27	660
350	4.000%, 01/01/28	348
250	4.000%, 01/01/31	248
270	4.000%, 01/01/32	267
1,200	4.000%, 07/01/43	1,175
2,170	3.200%, 07/01/39	1,430
435	3.000%, 01/01/34	386
600	3.000%, 01/01/35	528
585	3.000%, 01/01/36	506
	Hawaii State, Department of Budget & Finance, Ser A, RB
75	5.000%, 07/01/29	76
515	5.000%, 07/01/30	525
185	5.000%, 07/01/35	188
1,805	4.000%, 07/01/40	1,764
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP
150	5.000%, 11/01/24	151
530	5.000%, 11/01/26	555
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, RB
15	5.000%, 11/01/25	15
680	5.000%, 11/01/29	725
500	5.000%, 11/01/30	533
350	5.000%, 11/01/31	372
	Hawaii State, Department of Hawaiian Home Lands, RB
240	5.000%, 04/01/24	240
850	5.000%, 04/01/25	863
75	5.000%, 04/01/26	78
630	5.000%, 04/01/27	666
320	5.000%, 04/01/29	336
715	5.000%, 04/01/30	749

March 31, 2024	www.bishopstreetfunds.com

(unaudited)

Face Amount (000)		Value (000)

Hawaii — (continued)
$960	5.000%, 04/01/31	$1,003
550	5.000%, 04/01/32	574
15	3.000%, 04/01/32	15
	Hawaii State, Department of Transportation, Airports System, COP, AMT
510	5.250%, 08/01/25	510
1,055	5.000%, 08/01/27	1,055
2,075	5.000%, 08/01/28	2,076
	Hawaii State, Department of Transportation, RB, AMT
1,420	5.250%, 08/01/24	1,420
2,570	5.250%, 08/01/26	2,571
	Hawaii State, Harbor System Revenue, Ser A, RB, AMT
755	5.000%, 07/01/24	757
750	5.000%, 07/01/26	773
520	4.000%, 07/01/36	527
	Hawaii State, Harbor System Revenue, Ser C, RB
1,260	4.000%, 07/01/32	1,334
1,000	4.000%, 07/01/37	1,026
85	4.000%, 07/01/38	86
2,160	4.000%, 07/01/39	2,186
3,405	4.000%, 07/01/40	3,436
	Hawaii State, Highway Revenue, RB
1,140	5.000%, 01/01/37	1,282
30	5.000%, 01/01/38	33
380	5.000%, 01/01/40	419
1,265	5.000%, 01/01/41	1,389
	Hawaii State, Highway Revenue, Ser A, RB
535	5.000%, 01/01/30	589
1,045	5.000%, 01/01/33	1,048
385	5.000%, 01/01/36	421
720	4.000%, 01/01/32	731
1,250	4.000%, 01/01/34	1,268
1,360	4.000%, 01/01/35	1,378
330	4.000%, 01/01/36	334
	Hawaii State, Housing Finance & Development, Ser A, RB, FHLMC Insured
80	3.300%, 01/01/26	79
	Hawaii State, Housing Finance & Development, Ser A, RB
3,000	4.950%, 04/01/29	3,062
2,005	4.750%, 10/01/27	2,029
4,460	4.000%, 09/01/33	4,463
4,035	3.750%, 01/01/31	4,036

March 31, 2024	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Face Amount (000)		Value (000)

Hawaii — (continued)
	Hawaii State, Ser EO, GO
$610	5.000%, 08/01/24, Pre-Refunded @ 100 (A)	$612
2,605	5.000%, 08/01/30	2,617
	Hawaii State, Ser EP, GO
65	5.000%, 08/01/24, Pre-Refunded @ 100 (A)	65
	Hawaii State, Ser ET, GO
735	5.000%, 10/01/25, Pre-Refunded @ 100 (A)	754
1,000	4.000%, 10/01/26	1,009
	Hawaii State, Ser FB, GO
50	4.000%, 04/01/29	51
	Hawaii State, Ser FG, GO
150	5.000%, 10/01/27	157
125	5.000%, 10/01/28	130
710	5.000%, 10/01/30	741
375	5.000%, 10/01/31	391
	Hawaii State, Ser FH, GO
120	5.000%, 10/01/27	125
270	4.000%, 10/01/31	275
	Hawaii State, Ser FK, GO
2,025	5.000%, 05/01/29	2,140
1,100	4.000%, 05/01/36	1,119
	Hawaii State, Ser FN-REF, GO
915	5.000%, 10/01/30	974
	Hawaii State, Ser FT, GO
215	5.000%, 01/01/30	232
1,135	5.000%, 01/01/31	1,225
250	5.000%, 01/01/36	268
	Hawaii State, Ser FW, GO
2,040	5.000%, 01/01/37	2,224
2,045	5.000%, 01/01/39	2,201
650	4.000%, 01/01/37	669
	Honolulu Hawaii City & County, Board of Water Supply, RB
215	5.000%, 07/01/34	255
140	5.000%, 07/01/36	164
400	5.000%, 07/01/42	449
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
100	5.000%, 07/01/24	100
410	5.000%, 07/01/24, Pre-Refunded @ 100 (A)	411
100	5.000%, 07/01/27	107
900	5.000%, 07/01/28	981
1,470	5.000%, 07/01/29	1,636

March 31, 2024	www.bishopstreetfunds.com

(unaudited)

Face Amount (000)		Value (000)

Hawaii — (continued)
$100	5.000%, 07/01/30	$114
400	5.000%, 07/01/34	467
600	5.000%, 07/01/43	676
400	4.000%, 07/01/36	415
1,000	4.000%, 07/01/38	1,024
1,000	4.000%, 07/01/40	1,017
1,000	4.000%, 07/01/44	1,002
2,075	4.000%, 07/01/46	2,043
	Honolulu Hawaii City & County, GO
265	4.000%, 09/01/33	275
200	4.000%, 09/01/43	201
1,085	3.250%, 07/01/35	1,087
785	3.000%, 07/01/33	774
1,330	3.000%, 07/01/34	1,303
	Honolulu Hawaii City & County, RB, HUD SECT 8 Insured
3,125	5.000%, 06/01/27 (B)	3,206
	Honolulu Hawaii City & County, Ser A, GO
555	5.000%, 10/01/29	568
800	5.000%, 10/01/31	818
1,010	5.000%, 09/01/32	1,070
1,440	5.000%, 10/01/32	1,472
1,275	5.000%, 09/01/33	1,351
580	5.000%, 09/01/35	613
275	5.000%, 10/01/36	280
2,970	5.000%, 10/01/37	3,017
1,185	5.000%, 09/01/38	1,267
1,100	5.000%, 09/01/42	1,165
1,000	4.000%, 07/01/33	1,064
785	4.000%, 07/01/34	833
1,200	4.000%, 09/01/37	1,221
1,035	4.000%, 07/01/41	1,047
	Honolulu Hawaii City & County, Ser B, GO
85	5.250%, 07/01/45	95
650	5.000%, 07/01/37	739
	Honolulu Hawaii City & County, Ser C, GO
835	5.000%, 08/01/34	927
1,000	5.000%, 07/01/38	1,099
2,400	5.000%, 08/01/44	2,561
620	5.000%, 07/01/45	666
1,000	4.000%, 10/01/32	1,019
2,135	4.000%, 10/01/33	2,173
1,355	4.000%, 08/01/39	1,379

March 31, 2024	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Face Amount (000)		Value (000)

Hawaii — (continued)
$585	4.000%, 07/01/40	$593
170	3.000%, 10/01/28	169
	Honolulu Hawaii City & County, Ser F, GO
625	5.000%, 07/01/33	705
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,000	5.000%, 07/01/25, Pre-Refunded @ 100 (A)	1,021
610	5.000%, 07/01/34	718
2,100	4.000%, 07/01/39	2,138
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
385	5.000%, 07/01/31	400
500	5.000%, 07/01/34	580
1,545	5.000%, 07/01/36	1,597
90	5.000%, 07/01/47	98
2,750	5.000%, 07/01/49	2,917
1,965	4.000%, 07/01/37	2,015
3,000	4.000%, 07/01/38	3,046
920	4.000%, 07/01/39	934
1,000	4.000%, 07/01/44	996
2,990	4.000%, 07/01/49	2,892
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
240	5.000%, 07/01/35	249
250	4.000%, 07/01/29	254
115	4.000%, 07/01/32	117
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser S, RB
795	5.000%, 07/01/25, Pre-Refunded @ 100 (A)	812
	Kauai County, Community Facilities District, RB
1,300	5.000%, 05/15/49	1,308
1,000	5.000%, 05/15/51	1,006
	Kauai County, GO
175	5.000%, 08/01/26	183
175	5.000%, 08/01/27	187
140	5.000%, 08/01/28	150
25	5.000%, 08/01/30	27
340	5.000%, 08/01/37	357
225	4.000%, 08/01/32	232
125	4.000%, 08/01/33	129
10	3.000%, 08/01/38	9

March 31, 2024	www.bishopstreetfunds.com

(unaudited)

Face Amount (000)		Value (000)

Hawaii — (continued)
	Kauai County, Ser A, GO
$20	5.000%, 08/01/24	$20
	Maui County, GO
500	5.000%, 03/01/29	552
205	5.000%, 09/01/29	224
1,550	5.000%, 03/01/34	1,769
400	5.000%, 03/01/38	449
500	4.000%, 03/01/36	527
675	4.000%, 03/01/37	703
65	3.125%, 06/01/31	64
500	3.000%, 06/01/27	497
400	3.000%, 03/01/31	396
150	3.000%, 09/01/33	147
2,000	2.125%, 06/01/24	1,991
	Maui County, RB
1,020	3.250%, 09/01/36	995
	University of Hawaii, RB
2,000	5.000%, 10/01/29	2,084
1,200	5.000%, 10/01/30	1,249
1,600	5.000%, 10/01/31	1,661
	University of Hawaii, Ser B, RB
1,510	5.000%, 10/01/34	1,543
1,030	3.000%, 10/01/28	1,016
	University of Hawaii, Ser D, RB
700	4.000%, 10/01/32	737
325	4.000%, 10/01/33	342
100	3.000%, 10/01/30	98
750	3.000%, 10/01/36	700
	University of Hawaii, Ser E, RB
1,450	5.000%, 10/01/32	1,506
	University of Hawaii, Ser F, RB
600	5.000%, 10/01/33	643
2,425	5.000%, 10/01/35	2,592

		214,883

Oklahoma — 0.0%
	Oklahoma State, Development Finance Authority, RB
19	5.000%, 06/01/44	19

March 31, 2024	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Face Amount (000)		Value (000)

Wisconsin — 0.1%
	Public Finance Authority, Ser A, RB
$250	5.000%, 07/01/28 (C)	$261

TOTAL MUNICIPAL BONDS (Cost $223,010)		215,163

Shares
	CASH EQUIVALENT — 1.5%
	First American Treasury Obligations Fund, Cl X, 5.220% (D)
3,174,510	(Cost $3,175)	3,175

TOTAL INVESTMENTS (Cost $226,185) — 99.9%		$218,338

Percentages are based on Net Assets of $218,575 (000).

(A)	Pre-Refunded Security—The maturity date shown is the pre-refunded date.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutions. At March 31, 2024, these securities amounted to $261($ Thousands), representing 0.12% of net assets of the Fund.

(D)	The rate reported is the 7-day effective yield as of March 31, 2024.

AMT—Alternative Minimum Tax

Cl—Class

COP—Certificate of Participation

FHLMC—Federal Home Loan Mortgage Corporation

GO—General Obligation

HUD SECT 8—Department of Housing and Urban Development Section 8

RB—Revenue Bond

Ser—Series

Cost figures are shown in thousands.

BSF-QH-001-4200

March 31, 2024	www.bishopstreetfunds.com